Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	$ 20,209	$ 13,902
Expected future interest payments, contractual amount	6,455	5,656
Derivatives related to debentures, contractual amount	2,343	2,784
Other derivatives, contractual amount	861	824
Obligations under lease liabilities, contractual amount	4,073	3,428
Trade and other payables, contractual amount	6,179	6,608
Total, contractual amount	40,120	33,202
Bank loans, debentures and other loans, carrying amount	19,326	13,852
Derivatives related to debentures, carrying amount	1,755	1,824
Other derivatives, carrying amount	804	752
Obligations under lease liabilities, carrying amount	3,019	2,576
Trade and other payables, carrying amount	6,179	6,608
Total financial liabilities	31,083	25,612
Due not later than one year [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	6,659	2,109
Expected future interest payments, contractual amount	757	492
Derivatives related to debentures, contractual amount	536	525
Other derivatives, contractual amount	257	221
Obligations under lease liabilities, contractual amount	658	579
Trade and other payables, contractual amount	6,175	6,608
Total, contractual amount	15,042	10,534
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	1,399	1,634
Expected future interest payments, contractual amount	595	427
Derivatives related to debentures, contractual amount	388	300
Other derivatives, contractual amount	126	112
Obligations under lease liabilities, contractual amount	538	443
Trade and other payables, contractual amount	4
Total, contractual amount	3,050	2,916
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	4,058	2,609
Expected future interest payments, contractual amount	1,410	1,032
Derivatives related to debentures, contractual amount	399	492
Other derivatives, contractual amount	267	246
Obligations under lease liabilities, contractual amount	1,031	936
Total, contractual amount	7,165	5,315
Due later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	8,093	7,550
Expected future interest payments, contractual amount	3,693	3,705
Derivatives related to debentures, contractual amount	1,020	1,467
Other derivatives, contractual amount	211	245
Obligations under lease liabilities, contractual amount	1,846	1,470
Total, contractual amount	$ 14,863	$ 14,437